[LOGO]

[THE HARTFORD]

November 3, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven:
	333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Ultra
Hartford Leaders Select
	333-148553	Hartford Leaders Foundation
	333-148554	Hartford Leaders Edge (Series IV)

Hartford Life and Annuity Insurance Company Separate Account Seven
	333-148561	Hartford Leaders (Series IV)
	333-148566	Hartford Leaders Foundation
	333-148555	Hartford Leaders Edge (Series IV)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 30, 2008.

If you have any questions concerning this filing, please do not hesitate to contact me at 860-843-8425.

Very truly yours,

/s/ Deborah R. Hesse

Deborah R. Hesse
Senior Paralegal